Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance Table
Year	Summary Compensation Table Total for CEO ($)	Comp. Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(2)	Average Comp. Actually Paid to Non-CEO NEOs ($)	Value of Initial Fixed $100 Investment Based On: ($)		Net Income ($)	Adjusted EBITDA ($)(4)
					TSR	Peer Group TSR(3)
2022	$7,597,899	$5,507,262	$1,952,357	$1,580,279	$118	$114	$140,887,447	$262,824,029
2021	7,062,124	13,897,654	1,751,450	3,072,402	159	128	118,744,869	241,869,230
2020	7,304,550	8,545,856	1,679,932	2,092,211	115	108	109,471,520	218,647,563

(1)	To calculate the compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to Compensation “Actually Paid” Adjustments	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$—	$—	$(1,366,000)
Addition of “Service Cost” for Pension Plans	417,000	430,000	375,000
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(4,300,068)	(4,300,013)	(3,550,066)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	4,273,112	4,350,008	3,572,829
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(2,252,298)	6,324,926	2,209,543
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(288,674)	—	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	60,291	30,609	—
Total Adjustments	(2,090,637)	6,835,530	1,241,306

Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$—	$(13,750)	$(111,000)
Addition of “Service Cost” for Pension Plans	107,250	106,500	100,250
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(761,281)	(717,543)	(691,311)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	756,509	725,885	695,744
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(428,362)	1,213,899	418,596
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(57,140)	—	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	10,946	5,961	—
Total Adjustments	(372,078)	1,320,952	412,279
(2)
The named executive officers for each of the years set forth in this table are: Paul Manning, Chairman, President, and Chief Executive Officer; Stephen J. Rolfs, Senior Vice President and Chief Financial Officer; Michael C. Geraghty, President, Color Group; E. Craig Mitchell, President, Flavors & Extracts Group; and John J. Manning, Senior Vice President, General Counsel, and Secretary.

(3)	This column assumes a $100 investment was made in Standard & Poor’s Midcap Specialty Chemicals Index on December 31, 2019, and all dividends were reinvested.
(4)	The following table summarizes the reconciliation between Operating Income (GAAP) and Adjusted EBITDA for the twelve months ended December 31, 2022, 2021, and 2020:
	Year Ended December 31,
	2022	2021	2020
Operating income (GAAP)	$196,751,108	$170,027,977	$152,655,725
Depreciation and amortization	52,466,866	52,050,883	49,640,837
Depreciation and amortization, divested product lines	—	(145,952)	(193,337)
Share-based compensation expense	16,138,010	9,572,800	5,608,281
Divestiture & other related (income) costs, before tax	(2,531,955)	14,138,047	12,155,059
Results of operations of the divested product lines, before tax	—	(1,879,711)	(7,580,354)
Operational improvement plan costs (income), before tax	—	(1,894,814)	3,339,420
COVID-19 employee payment, before tax	—	—	3,021,932
Adjusted EBITDA	$262,824,029	$241,869,230	$218,647,563

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)
The named executive officers for each of the years set forth in this table are: Paul Manning, Chairman, President, and Chief Executive Officer; Stephen J. Rolfs, Senior Vice President and Chief Financial Officer; Michael C. Geraghty, President, Color Group; E. Craig Mitchell, President, Flavors & Extracts Group; and John J. Manning, Senior Vice President, General Counsel, and Secretary.

PEO Total Compensation Amount	$ 7,597,899	$ 7,062,124	$ 7,304,550
PEO Actually Paid Compensation Amount	$ 5,507,262	13,897,654	8,545,856
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to Compensation “Actually Paid” Adjustments	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$—	$—	$(1,366,000)
Addition of “Service Cost” for Pension Plans	417,000	430,000	375,000
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(4,300,068)	(4,300,013)	(3,550,066)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	4,273,112	4,350,008	3,572,829
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(2,252,298)	6,324,926	2,209,543
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(288,674)	—	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	60,291	30,609	—
Total Adjustments	(2,090,637)	6,835,530	1,241,306

Non-PEO NEO Average Total Compensation Amount	$ 1,952,357	1,751,450	1,679,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,580,279	3,072,402	2,092,211
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-CEO NEOs SCT Total to Compensation “Actually Paid” Adjustments	2022	2021	2020
Deduction for Change in Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$—	$(13,750)	$(111,000)
Addition of “Service Cost” for Pension Plans	107,250	106,500	100,250
Deduction for Amounts Reported under the “Stock Awards” Column of the SCT	(761,281)	(717,543)	(691,311)
Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	756,509	725,885	695,744
Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	(428,362)	1,213,899	418,596
Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	(57,140)	—	—
Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date	10,946	5,961	—
Total Adjustments	(372,078)	1,320,952	412,279

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Total Shareholder Return
As shown in the chart below, the compensation actually paid to the CEO and other NEOs is generally aligned with the Company’s total shareholder return. This alignment is due primarily to the use of equity incentives in our compensation program, which have a value tied to the Company’s stock price. Although the Company does not use total shareholder return as a metric when determining compensation for its executives, as the Company’s stock price increases, the value of equity awards generally increases.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income
As shown in the chart below, the Company’s net income has steadily increased since 2020 while the CEO and other NEOs’ compensation actually paid has varied each year. This is primarily due to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. The Company does not use net income as a metric when determining compensation for its executives.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. Adjusted EBITDA
As shown in the chart below, the Company’s Adjusted EBITDA, which is our company-selected measure, has steadily increased since 2020. Adjusted EBITDA is included in our annual incentive plan (70% weight for awards in 2022) and our performance-based awards of our long-term equity incentive plan (70% weight for Corporate awards in 2022). The compensation actually paid to our CEO and other NEOs was higher in 2021 than 2022 due primarily to the large increase in the fair value of outstanding stock awards in 2021 and the decrease in 2022, as shown in footnote 1 above. The number of stock awards that can be received by an executive is set at the grant date, so the change in fair value for unvested awards indicates only that previously issued grants have increased in value. The value of any awards can fluctuate significantly until they are vested. As Adjusted EBITDA is heavily integrated into both our annual incentive plan and our performance-based awards, it has the potential to significantly influence the amount of compensation actually paid to an executive in a given year.

Total Shareholder Return Vs Peer Group [Text Block]
Company Total Shareholder Return vs. Peer Group Total Shareholder Return
As shown in the chart below, the Company’s three-year total shareholder return generally compares favorably in each year to the Standard & Poor’s Midcap Specialty Chemicals Index. Although the Company had a greater decline in 2022 than the peer group, it ultimately ended the measured period with a higher total shareholder return. As a global manufacturer and marketer of colors, flavors, and other specialty ingredients, we believe that there are very few publicly-traded companies located in the United States that would be considered our peers. However, we have historically used the Standard & Poor’s Midcap Specialty Chemicals Index as a peer group because it aligns with our Global Industry Classification Standard code. Since 2020, the Company has generally outperformed the companies included in this peer group.

Tabular List [Table Text Block]
Most Important Measures for Compensation Actually Paid in Fiscal Year 2022
The four items listed below represent the most important metrics that we used to determine compensation actually paid in 2022, as further described in “Annual Incentive Awards” and “Equity Awards” below.
•	Adjusted EBITDA (company-selected measure)
•	Adjusted return on invested capital
•	Adjusted revenue
•	Adjusted operating profit

Total Shareholder Return Amount	$ 118	159	115
Peer Group Total Shareholder Return Amount	114	128	108
Net Income (Loss)	140,887,447	118,744,869	109,471,520
Operating Income	196,751,108	170,027,977	152,655,725
Depreciation and Amortization Value	52,466,866	52,050,883	49,640,837
Depreciation and Amortization, Divested Product Lines	0	(145,952)	(193,337)
Share-Based Compensation Expense	16,138,010	9,572,800	5,608,281
Divestiture & Other Related (Income) Costs, Before Tax	(2,531,955)	14,138,047	12,155,059
Results of Operations of Divested Product Lines Before Tax	0	(1,879,711)	(7,580,354)
Operational Improvement Plan Costs (Income), Before Tax	0	(1,894,814)	3,339,420
Covid-19 Employee Payment, Before Tax	$ 0	$ 0	$ 3,021,932
Company Selected Measure Amount	262,824,029	241,869,230	218,647,563
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (company-selected measure)
Non-GAAP Measure Description [Text Block]
(4)	The following table summarizes the reconciliation between Operating Income (GAAP) and Adjusted EBITDA for the twelve months ended December 31, 2022, 2021, and 2020:
	Year Ended December 31,
	2022	2021	2020
Operating income (GAAP)	$196,751,108	$170,027,977	$152,655,725
Depreciation and amortization	52,466,866	52,050,883	49,640,837
Depreciation and amortization, divested product lines	—	(145,952)	(193,337)
Share-based compensation expense	16,138,010	9,572,800	5,608,281
Divestiture & other related (income) costs, before tax	(2,531,955)	14,138,047	12,155,059
Results of operations of the divested product lines, before tax	—	(1,879,711)	(7,580,354)
Operational improvement plan costs (income), before tax	—	(1,894,814)	3,339,420
COVID-19 employee payment, before tax	—	—	3,021,932
Adjusted EBITDA	$262,824,029	$241,869,230	$218,647,563

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted return on invested capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating profit
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,090,637)	$ 6,835,530	$ 1,241,306
PEO [Member] | Adjustment for Deduction for Change in Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,366,000)
PEO [Member] | Adjustment for Addition of "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	417,000	430,000	375,000
PEO [Member] | Adjustment for Deduction for Amounts Reported under the "Stock Awards" Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,300,068)	(4,300,013)	(3,550,066)
PEO [Member] | Adjustment for Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,273,112	4,350,008	3,572,829
PEO [Member] | Adjustment for Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,252,298)	6,324,926	2,209,543
PEO [Member] | Adjustment for Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(288,674)	0	0
PEO [Member] | Adjustment for Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,291	30,609	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(372,078)	1,320,952	412,279
Non-PEO NEO [Member] | Adjustment for Deduction for Change in Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(13,750)	(111,000)
Non-PEO NEO [Member] | Adjustment for Addition of "Service Cost" for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,250	106,500	100,250
Non-PEO NEO [Member] | Adjustment for Deduction for Amounts Reported under the "Stock Awards" Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(761,281)	(717,543)	(691,311)
Non-PEO NEO [Member] | Adjustment for Addition of Fair Value of Awards Granted During Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	756,509	725,885	695,744
Non-PEO NEO [Member] | Adjustment for Addition/Deduction of Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(428,362)	1,213,899	418,596
Non-PEO NEO [Member] | Adjustment for Addition/Deduction of Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,140)	0	0
Non-PEO NEO [Member] | Adjustment for Addition of Dividends or Other Earnings Paid During Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,946	$ 5,961	$ 0